Nature of Business and Significant Accounting Policies - Schedule of Principles of Consolidation (Details) (Parenthetical)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 02, 2015	Dec. 31, 2014	Dec. 08, 2014	Jul. 08, 2014
Minority interests ownership percent		3.00%	3.00%				15.00%
Key Experts and Advisors [Member]
Ownership percent							16.00%
Investor [Member]
Ownership percent				3.00%		1.60%
Minority interests ownership percent						1.60%
Players Network [Member]
Ownership percent	85.40%	85.40%			85.40%		84.00%
Minority interests ownership percent	14.60%	14.60%			14.60%